Note 7 - Investment Securities Available for Sale (Details) - Debt Securities by Contractual Maturity $ in Thousands	Dec. 31, 2015 USD ($)
Debt Securities by Contractual Maturity [Abstract]
Due after ten years	$ 3,023
Due after ten years	$ 3,005